Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Document Fiscal Year Focus	2014
Property and equipment	$ 91,694	$ 73,964
Less -- accumulated depreciation	47,383	37,916
Total	44,311	36,048
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,957	7,486
Computer and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	21,741	11,358
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	41,416	35,943
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,637	4,711
Work-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 11,943	$ 14,466